ACQUISITIONS (Details Narrative) - $ / shares	Dec. 31, 2020	Dec. 31, 2019	Feb. 02, 2018
Common Stock, Par Value Per Share	$ 0.0001	$ 0.0001
Common stock shares issued	84,738,300	64,924,300
Firestone and McKenzie [Member]
Common Stock, Par Value Per Share			$ 10,000,000
Share issued			100,000,000
Common stock shares issued			50,000,000